Changes in reinsurance assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Technical Provisions For Insurance And Pension Plans
Initial balances	R$ 75,996	R$ 87,036
Additions	32,862	23,645
Amortization and reversal of provisions
Recovered insurance losses	(24,324)	(39,739)
Reversal/Monetary adjustment	10	(511)
Other	2,160	5,565
Closing balance on December 31	R$ 86,704	R$ 75,996